EQUITY INCENTIVE PLAN - Assumptions used to value option grants (Details) - Q S I Operations Inc	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Expected volatility	70.00%
Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum	0.30%
Risk free interest rate, maximum	0.60%
Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years
Option | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum		1.40%
Risk free interest rate, maximum		1.90%
Expected dividend yield		0.00%
Expected volatility		70.00%
Option | Employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years
Option | Employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		6 years 2 months 12 days
Option | Nonemployees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum		1.40%
Risk free interest rate, maximum		1.90%
Expected dividend yield		0.00%
Expected volatility		70.00%
Option | Nonemployees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		4 years
Option | Nonemployees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		10 years